Components of Deferred Taxes from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deferred Income Tax Assets And Liabilities [Line Items]
Payroll payable	$ 409	$ 291
Accrued expenses	585	524
Allowance for doubtful accounts	518	592
Net operating loss carry-forwards	289	449
Total current deferred tax assets	1,801	1,856
Less: valuation allowance	(50)
Current deferred tax assets, net	1,751	1,856
Intangible assets	48	87
Property, plant and equipment	148	146
Net operating loss carry-forwards	372	522
Total non-current deferred tax assets	568	755
Less: valuation allowance	(262)	(117)
Non-current deferred tax assets, net	306	638
Intangible assets	78	136
Withholding tax on undistributed earnings	905	634
Total non-current deferred tax liabilities	$ 983	$ 770